Income taxes (Narrative) (Detail) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Disclosure Income Taxes [Line Items]
Net tax expense	$ 581	$ 471	$ 347	$ 1,053	$ 757